OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2023
Other Non-current Assets
Schedule of other non-current assets

	September 30, 2023	September 30, 2022
Other Non-current Assets
Other assets	$-	$81,589
Show room vehicles	-	2,982,986
Security deposits	960,502	281,056
Total Other Assets	$960,502	$3,345,631